NET LOSS PER SHARE - Calculation of Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to ordinary shareholders	$ (12,648)	$ (9,666)	$ (5,753)
Denominator:
Weighted average number of ordinary shares outstanding - basic	19,976,596	9,569,932	8,790,397
Weighted average number of ordinary shares outstanding - diluted	19,976,596	9,569,932	8,790,397
Net loss per share - basic	$ (0.63)	$ (1.01)	$ (0.65)
Net loss per share - diluted	$ (0.63)	$ (1.01)	$ (0.65)